UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     February 9, 2009


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    119

Form 13F Information Table Value total: $365,980 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1204    20918 SH       SOLE                    19098              1820
A H Belo Corp                  COM              001282102       73    33538 SH       SOLE                     2363             31175
AT&T, Inc.                     COM              00206R102     5474   192075 SH       SOLE                   179337             12738
Abbott Laboratories Corp.      COM              002824100     1026    19226 SH       SOLE                    19226
Accenture Ltd                  COM              g1150g111     8107   247249 SH       SOLE                   225499             21750
AllState Corp.                 COM              020002101      338    10326 SH       SOLE                     9770               556
Altria Group, Inc.             COM              02209s103      874    58057 SH       SOLE                    53767              4290
American Int'l Group           COM              026874107      116    73769 SH       SOLE                    72769              1000
American Oriental Bioengineeri COM              028731107       75    11000 SH       SOLE                    11000
Amgen Inc.                     COM              031162100     3056    52926 SH       SOLE                    48426              4500
Apache Corp.                   COM              037411105     6970    93519 SH       SOLE                    86089              7430
Automatic Data Processing      COM              053015103      630    16007 SH       SOLE                    15807               200
BP Amoco LP                    COM              055622104      211     4506 SH       SOLE                     4178               328
BancorpSouth Inc               COM              059692103      280    12000 SH       SOLE                                      12000
BankAmerica Corp.              COM              060505104      387    27470 SH       SOLE                    23117              4353
Belo Corporation               COM              080555105      266   170193 SH       SOLE                    11816            158377
Berkshire Hathaway Inc. Cl A   COM              084670108     2125       22 SH       SOLE                       21                 1
Berkshire Hathaway Inc. Cl B   COM              084670207    37337    11617 SH       SOLE                     2734              8883
Berry Petroleum Cl A           COM              085789105     1237   163560 SH       SOLE                    16000            147560
Best Buy Co.                   COM              086516101      337    12000 SH       SOLE                    11000              1000
Bristol Myers Squibb           COM              110122108     1148    49378 SH       SOLE                    49378
Cardiac Science                COM              14141A108      476    63500 SH       SOLE                    10000             53500
Caterpillar Inc.               COM              149123101     1893    42375 SH       SOLE                    39825              2550
Chevron Corp.                  COM              166764100     1640    22169 SH       SOLE                    20561              1608
Cisco Systems Inc.             COM              17275R102     4992   306284 SH       SOLE                   280224             26060
Citigroup Inc.                 COM              172967101      221    32890 SH       SOLE                    25224              7666
Coca Cola Co.                  COM              191216100     1702    37603 SH       SOLE                    30433              7170
Colgate Palmolive Co.          COM              194162103      250     3650 SH       SOLE                     3650
ConocoPhillips                 COM              20825c104     4158    80268 SH       SOLE                    76328              3940
Corrections Corp Amer          COM              22025y407     6147   375728 SH       SOLE                    26000            349728
Covidien Ltd                   COM              g2552x108      729    20104 SH       SOLE                    19204               900
DJ STOXX 50 ETF Index          COM              78463x103      252     8653 SH       SOLE                     8303               350
Dionex Corp.                   COM              254546104      224     5000 SH       SOLE                     5000
Dominion Resources, Inc.       COM              25746u109     1444    40299 SH       SOLE                    36349              3950
Duke Energy Corp.              COM              26441c105      295    19668 SH       SOLE                    16668              3000
E.W. Scripps Co. Cl A          COM              811054402       26    11676 SH       SOLE                      963             10713
Eaton Corp.                    COM              278058102      338     6802 SH       SOLE                     6802
Eli Lilly & Co.                COM              532457108     2380    59100 SH       SOLE                    50775              8325
Exxon Mobil Corp.              COM              30231G102    11055   138479 SH       SOLE                   129115              9364
Fairfax Financial Hld          COM              303901102    59769   190706 SH       SOLE                    26836            163870
FedEx Corp.                    COM              31428X106     2043    31845 SH       SOLE                    29170              2675
Gannett Co. Inc.               COM              364730101     8612  1076502 SH       SOLE                    98600            977902
General Electric Co.           COM              369604103     5924   365669 SH       SOLE                   326975             38694
General Mills Inc.             COM              370334104     1773    29179 SH       SOLE                    27979              1200
HCC Ins Hldgs                  COM              404132102     4332   161936 SH       SOLE                    15027            146909
Halliburton Inc.               COM              406216101     4274   235074 SH       SOLE                   216774             18300
HealthStream Inc.              COM              42222n103       46    19800 SH       SOLE                    19800
Healthways, Inc.               COM              422245100      500    43590 SH       SOLE                    41340              2250
Hewlett Packard Co.            COM              428236103      740    20381 SH       SOLE                    20381
Home Depot Inc.                COM              437076102     2186    94975 SH       SOLE                    89825              5150
Intel Corp.                    COM              458140100     4225   288189 SH       SOLE                   275744             12445
International Business Machine COM              459200101     4567    54269 SH       SOLE                    50309              3960
Interpublic Group Cos.         COM              460690100      304    76726 SH       SOLE                    46726             30000
Johnson & Johnson              COM              478160104     7097   118623 SH       SOLE                   107902             10721
Kraft Inc.                     COM              50075n104      222     8270 SH       SOLE                     6874              1396
L-3 Communications             COM              502424104     4957    67192 SH       SOLE                    62917              4275
Lee Enterprises                COM              523768109      144   351697 SH       SOLE                    23800            327897
Leucadia Natl Corp             COM              527288104     1070    54028 SH       SOLE                     4900             49128
Level 3 Commun                 COM              52729N100     2093  2989600 SH       SOLE                   369000           2620600
Liberty Media Corp Ser A - Ent COM              53071M500      706    40404 SH       SOLE                    39104              1300
Loews Corp.                    COM              540424108    10446   369787 SH       SOLE                    38358            331429
Lowes Companies                COM              548661107     1995    92695 SH       SOLE                    81145             11550
McCormick                      COM              579780206      529    16600 SH       SOLE                     1600             15000
Media General                  COM              584404107      443   253000 SH       SOLE                    37000            216000
Medtronic Inc.                 COM              585055106     4891   155675 SH       SOLE                   142100             13575
Merck & Company Inc.           COM              589331107      601    19773 SH       SOLE                    19773
Microsoft Corp.                COM              594918104     4533   233174 SH       SOLE                   208249             24925
Molex Inc. - Class A           COM              608554200      700    54085 SH       SOLE                    51335              2750
National Health Invstrs        COM              63633d104     9697   353504 SH       SOLE                    48505            304999
National Healthcare LP         COM              635906100     1202    23728 SH       SOLE                     1700             22028
News Corp. Ltd. Cl A           COM              65248e104      452    49754 SH       SOLE                    48504              1250
News Corp. Ltd. Cl B           COM              65248e203     2405   250993 SH       SOLE                   227993             23000
Overstock                      COM              690370101     7736   717620 SH       SOLE                   112040            605580
Pall Corp.                     COM              696429307     5103   179511 SH       SOLE                    19011            160500
PepsiCo Inc.                   COM              713448108     1708    31176 SH       SOLE                    27026              4150
Perot Systems Corp.            COM              714265105      293    21450 SH       SOLE                    21450
Pfizer Inc.                    COM              717081103      746    42121 SH       SOLE                    33762              8359
Philip Morris International, I COM              718172109     2261    51957 SH       SOLE                    47317              4640
Pinnacle Financial Partners    COM              72346q104      213     7150 SH       SOLE                     7150
Procter & Gamble Co.           COM              742718109     9704   156969 SH       SOLE                   127179             29790
Regions Financial Corp.        COM              758940100     1041   130728 SH       SOLE                   125162              5566
Republic Services Inc.         COM              760759100     5407   218108 SH       SOLE                   204533             13575
Roche Holdings                 COM              771195104     2473    32393 SH       SOLE                    29243              3150
Sanofi Aventis ADR             COM              80105n105      584    18150 SH       SOLE                    17050              1100
Schlumberger Ltd.              COM              806857108     5181   122400 SH       SOLE                   113325              9075
Scripps Networks Interactive,  COM              811065101      784    35634 SH       SOLE                     3490             32144
Select Basic Materials Sector  COM              81369y100     1406    61845 SH       SOLE                    56445              5400
SunTrust Banks Inc.            COM              867914103     1217    41191 SH       SOLE                    40866               325
Syntroleum                     COM              871630109      692  1281836 SH       SOLE                   145000           1136836
Sysco Corp.                    COM              871829107     5385   234748 SH       SOLE                   221383             13365
TJX                            COM              872540109      482    23456 SH       SOLE                    23456
Tidewater Inc.                 COM              886423102     5821   144538 SH       SOLE                    12000            132538
Travelers Inc.                 COM              89417e109     1894    41909 SH       SOLE                    40834              1075
Tyco Electronics Ltd           COM              g9144p105      218    13450 SH       SOLE                    13175               275
Tyco International Ltd.        COM              g9143x208      291    13470 SH       SOLE                    13195               275
United Parcel Svc. Inc. CL B   COM              911312106     3739    67788 SH       SOLE                    60713              7075
United Technologies Corp.      COM              913017109     5318    99217 SH       SOLE                    91692              7525
Vanguard Emerging Markets ETF  COM              922042858      711    30150 SH       SOLE                    28650              1500
Vanguard Large-Cap Exchanged T COM              922908637      285     7005 SH       SOLE                     7005
Vanguard Small-Cap VIPERs      COM              922908751      227     5355 SH       SOLE                     5055               300
Verizon Communications         COM              92343v104      367    10837 SH       SOLE                    10307               530
Vodafone Group PLC ADS         COM              92857w209     4204   205682 SH       SOLE                   191022             14660
Vulcan Materials               COM              929160109     1085    15600 SH       SOLE                                      15600
Wachovia Corp.                 COM              929903102      428    77184 SH       SOLE                    75918              1266
Wal-Mart Stores Inc.           COM              931142103     6595   117642 SH       SOLE                   103542             14100
Walt Disney Co.                COM              254687106     2674   117849 SH       SOLE                   103687             14162
Washington Post Co.            COM              939640108      277      709 SH       SOLE                                        709
Wells Fargo & Co.              COM              949746101     2818    95597 SH       SOLE                    86945              8652
Wesco Financial                COM              950817106      472     1639 SH       SOLE                                       1639
Western Union                  COM              959802109     2064   143911 SH       SOLE                   134577              9334
White Mountain Ins             COM              G9618E107     1458     5459 SH       SOLE                      800              4659
Willis Group Holdings Inc.     COM              G96655108     1016    40852 SH       SOLE                    35350              5502
Wyeth Co.                      COM              983024100      386    10302 SH       SOLE                    10127               175
iShares China                  COM              464287184     1826    62785 SH       SOLE                    58135              4650
iShares MSCI Japan             COM              464286848     2027   211575 SH       SOLE                   185325             26250
iShares MSCI Pacific Rim       COM              464286665     1325    50275 SH       SOLE                    47050              3225
iShares Russell 1000 Index ETF COM              464287622      271     5547 SH       SOLE                     5547
iShares S&P SmallCap 600 Index COM              464287804     2357    53596 SH       SOLE                    51296              2300
Natl Healthcare Cv Prf         PFD CV           635906209      439    33125 SH       SOLE                     4193             28932